CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Currency translation differences tax	£ 0	£ 0
Transfers to the income statement tax	£ 0	£ 0